Acquisitions and disposals - divestitures (Details) £ in Millions, $ in Millions									1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Feb. 10, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 08, 2021	Feb. 26, 2021 GBP (£)	Feb. 26, 2021 USD ($)	Jan. 29, 2021 USD ($)	Feb. 28, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 26, 2021 USD ($)
Divestments [Line Items]
Exploration expenses											$ 1,205	$ 1,004	$ 3,483
Net income/(loss) from equity accounted investments											$ 620	$ 259	$ 53
Corrib gas project in Ireland [Member]
Divestments [Line Items]
Proceeds from divesture/sale										$ 434
Equinor Energy Ireland [member] | Corrib gas project in Ireland [Member]
Divestments [Line Items]
Ownership interest in joint venture										36.50%
Ownership interest in associates held for sale										100.00%
Vermilion [Member] | Equinor Energy Ireland [member] | Corrib gas project in Ireland [Member]
Divestments [Line Items]
Ownership interest in joint venture										20.00%
Nephin Energy [Member] | Equinor Energy Ireland [member] | Corrib gas project in Ireland [Member]
Divestments [Line Items]
Ownership interest in joint venture										43.50%
Ekofisk and Martin Linge [member]
Divestments [Line Items]
Proceeds from divesture/sale	$ 293
Proportion of voting rights held in joint operation	51.00%
Contingent cash consideration, divestitures	$ 169
Decrease in property, plant and equipment	1,493
Decrease in deferred tax liabilities through sale of business	597
Decrease in asset retirement obligation through sale of business	376
Decrease in taxes payable through sale of business	$ 686
Ekofisk and Martin Linge [member] | Norpipe Oil [Member]
Divestments [Line Items]
Proportion of ownership interest divested	19.00%
Ekofisk and Martin Linge [member] | E&P- Norway [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations	$ 655
Investments In Russia [member] | E&P International and the MMP [Member]
Divestments [Line Items]
Impairment loss recognised in profit or loss									$ 1,083
Investments In Russia [member] | E&P International and the MMP [Member] | Property, plant and equipment [member]
Divestments [Line Items]
Impairment loss recognised in profit or loss									251
Investments In Russia [member] | E&P International and the MMP [Member] | Equity accounted investments [member]
Divestments [Line Items]
Impairment loss recognised in profit or loss									$ 832
Dogger Bank Farm C [Member]
Divestments [Line Items]
Proportion of ownership interest divested		10.00%	10.00%
Proceeds from divesture/sale		£ 68	$ 91
Ownership interest in joint venture		40.00%	40.00%
Dogger Bank Farm C [Member] | Renewables [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations		£ 65	$ 87
Equinor Refining Denmark A/S [Member]
Divestments [Line Items]
Proportion of ownership interest divested				100.00%
Proceeds from divesture/sale				$ 48
Proceeds from extraordinary dividend and repayment of paid-in capital				335
Equinor Refining Denmark A/S [Member] | MMP [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations				$ 167
Terra Nova [Member] | E&P International [member]
Divestments [Line Items]
Proportion of ownership interest divested					100.00%
Bakken onshore unconventional field [Member] | E&P USA [member]
Divestments [Line Items]
Potential consideration from divestment														$ 819
Dogger Bank Wind Farm A and B [member]
Divestments [Line Items]
Proportion of ownership interest divested						10.00%	10.00%
Proceeds from divesture/sale						£ 206	$ 285
Proportion of voting rights held in joint operation						40.00%	40.00%
Dogger Bank Wind Farm A and B [member] | Renewables [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations						£ 203	$ 280
Empire Wind and Beacon Wind assets [member]
Divestments [Line Items]
Proportion of ownership interest divested								50.00%
Ownership interest in joint venture								50.00%
Total consideration after adjustments								$ 1,200
Prepaid								500
Empire Wind and Beacon Wind assets [member] | Renewables [member]
Divestments [Line Items]
Gain (loss) on disposal of assets or discontinued operations								$ 1,100